Restructuring (Tables)	6 Months Ended
Jun. 30, 2021
Restructuring [Abstract]
Net Restructuring Expense by Division [text block table]
Net restructuring expense by division
	Three months ended		Six months ended
in € m.	Jun 30, 2021	Jun 30, 2020	Jun 30, 2021	Jun 30, 2020
Corporate Bank	5	0	17	5
Investment Bank	11	11	12	15
Private Bank	69	104	71	166
Asset Management	1	7	2	10
Capital Release Unit	1	(0)	1	1
Corporate & Other	(0)	1	(0)	0
Total Net Restructuring Charges	86	123	102	197

Net Restructuring by Type [text block table]
Net restructuring expense by type
	Three months ended		Six months ended
in € m.	Jun 30, 2021	Jun 30, 2020	Jun 30, 2021	Jun 30, 2020
Restructuring – Staff related	65	127	83	201
Of which:
Termination Payments	63	106	81	180
Retention Acceleration	2	20	2	20
Social Security	(0)	1	(0)	1
Restructuring – Non Staff related[1]	20	(4)	19	(4)
Total net restructuring Charges	86	123	102	197

[1] Contract costs, mainly related to real estate and technology.

Organizational Changes [text block table]
Full-time equivalent staff	Three months ended Jun 30, 2021	Six months ended Jun 30, 2021
Corporate Bank	16	31
Investment Bank	0	10
Private Bank	70	165
Asset Management	1	11
Capital Release Unit	2	5
Infrastructure	18	53
Total full-time equivalent staff	106	275